Note 5 - Inventories	6 Months Ended
Jun. 30, 2013
Inventory Disclosure [Abstract]
Inventory Disclosure [Text Block]
5.    INVENTORIES

The Company’s inventories consisted of:

	December 31, 2012	June 30, 2013
Raw materials	€332	€316
Semi-finished goods	236	261
Finished goods	1,422	2,020
Total Inventories, net	€1,990	€2,597

As of December 31, 2012 and June 30, 2013, the reserves for obsolescence were €332 and €290, respectively. As of June 30, 2013, we wrote off some APIs and released the reserve for obsolescence of €170 accrued in the prior year.  Additionally, we wrote down some batches of APIs which did not pass quality controls, and the value was written down to the net realizable value, which in such case was zero.

Prior to signing the named-patient and cost recovery program agreements, all costs associated with the production of defibrotide were expensed as research and development expenses. As of December 31, 2012 and June 30, 2013, inventory included €738 and €800, respectively, for defibrotide commercial batches classified as finished goods, which are expected to be sold through the named-patient and cost recovery programs.